Restructuring and Severance Costs (Tables)	12 Months Ended
Dec. 31, 2025
Restructuring and Related Activities [Abstract]
Schedule of Accrual Balances by Cost Type

The following table summarizes the accrual balances by cost type for these restructuring actions for the period:

Amount
Beginning balance as of January 1, 2024	$—
Assumed liabilities in connection with the Arxis Businesses Transaction	1,900
Provision	13,300
Cash payments	(349)
Other adjustments	(42)
Ending balance as of December 31, 2024(1)	$14,809
Provision	1,475
Cash payments	(15,056)
Other adjustments	878
Ending balance as of December 31, 2025(1)	$2,106

(1)
The total accrual balance of $2,106 and $14,809 is included within Accrued expenses and other current liabilities on the Combined Balance Sheets as of December 31, 2025 and 2024, respectively.